Derivative liability - Additional Information (Details)	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Derivative Liability [Line Items]
Number of shares issued as result of warrants exercised | shares	646,300
Exercise price of warrants | $ / shares	$ 4.25
Issue costs allocated to derivative liability | $	$ 0
Warrants issuance price per share | $ / shares	$ 0.50
Warrants price per share | $ / shares	$ 0.32
Warrants one
Derivative Liability [Line Items]
Number of warrants expired | shares	625,000
Warrants expired | $	$ 15
Warrants two
Derivative Liability [Line Items]
Number of warrants expired | shares	25,000
Warrants expired | $	$ 24